Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Deferred Income Tax Assets And Liabilities [Line Items]
Deferred tax expense	$ 6,974	$ 6,974	$ 6,974
Current income tax expense recognized	3
Deferred tax assets benefit percentage	50.00%
Deferred tax assets and related valuation allowance	97,040	78,414
Deferred tax liabilities	(58,130)	(51,156)
Effective tax rate	(23.60%)	(20.20%)	(18.60%)
India [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Current income tax expense recognized	$ 2